Earnings per share ("EPS")	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per share (EPS)
5. Earnings per share ("EPS")
Basic EPS

The calculation of basic EPS is as follows:

	Six Months Ended 30 June 2026	Six Months Ended 30 June 2025
Profit for the period attributable to equity holders of the parent (£ million)	19	44
Weighted average number of shares used in basic EPS calculation (million)	1,077	1,077
Basic EPS	1.8p	4.1p
Diluted EPS

The calculation of diluted EPS is as follows:

	Six Months Ended 30 June 2026	Six Months Ended 30 June 2025
Profit for the period attributable to equity holders of the parent (£ million)	19	44
Weighted average number of shares used in diluted EPS calculation (million)	1,098	1,093
Diluted EPS	1.7p	4.0p

A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	Six Months Ended 30 June 2026	Six Months Ended 30 June 2025
	£m	£m
Weighted average number of shares used in basic EPS calculation	1,077	1,077
Other potentially issuable shares	21	16
Weighted average number of shares used in diluted EPS calculation	1,098	1,093
At 30 June 2026 there were 1,091,394,251 (30 June 2025: 1,091,394,251) ordinary shares in issue, including 12,591,893 treasury shares (30 June 2025: 12,591,893).